Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Based Compensation [Line Items]
Reserved shares of common stock	6,905,727			3,759,109
Number of shares granted			12,783
Number of common stock reserved for issuance	10,356,721
Stock-based compensation expense (in Dollars)	$ 35,660,544	$ 1,991,885	$ 1,662,883
Weighted average grant-date fair value (in Dollars per share)			$ 2.99
Minimum [Member]
Stock Based Compensation [Line Items]
Reserved shares of common stock				1,000,000
Maximum [Member]
Stock Based Compensation [Line Items]
Reserved shares of common stock				4,759,109
Ordinary Shares [Member]
Stock Based Compensation [Line Items]
Number of shares granted	5,846,291
Shares granted as restricted stock units		8,461,504
2020 Stock Plan [Member]
Stock Based Compensation [Line Items]
Reserved shares of common stock	1,000,000
2023 Incentive Award Plan [Member]
Stock Based Compensation [Line Items]
Reserved shares of common stock	30,002,672
Number of common stock reserved for issuance	2,821,712
Long-Term Incentive Plan Event I [Member]
Stock Based Compensation [Line Items]
Number of common stock reserved for issuance	2,869,750
Long-Term Incentive Plan Event II [Member]
Stock Based Compensation [Line Items]
Number of common stock reserved for issuance	3,417,718
Long-Term Incentive Plan Event III [Member]
Stock Based Compensation [Line Items]
Number of common stock reserved for issuance	3,631,044
2023 Stock plan [Member]
Stock Based Compensation [Line Items]
Shares granted as restricted stock units	522,274
Long-Term Incentive Plan [Member]
Stock Based Compensation [Line Items]
Number of shares granted	9,477,335
Co-Founders [Member]
Stock Based Compensation [Line Items]
Number of shares granted	3,631,044
Restricted Stock [Member]
Stock Based Compensation [Line Items]
Shares issued pursuant to restricted stock	116,035
Number of shares granted	1,593,747	532,420	261,576
Weighted average grant-date fair value (in Dollars per share)	$ 2.21	$ 3.99	$ 2.99
Restricted Stock Units [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	$ 5,349,337	$ 1,887,735	$ 1,420,763
Restricted Stock Units [Member] | 2023 Stock plan [Member]
Stock Based Compensation [Line Items]
Shares issued pursuant to restricted stock	4,360,419
General and Administrative Expense [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	$ 28,279,364
General and Administrative Expense [Member] | Restricted Stock Units [Member] | During 2021 [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	$ 1,419,467	$ 1,415,589	$ 1,415,589
Cofounders [Member]
Stock Based Compensation [Line Items]
Shares granted as restricted stock units	7,781,951	7,027,884
Cofounders [Member] | Restricted Stock Units [Member]
Stock Based Compensation [Line Items]
Weighted average grant-date fair value (in Dollars per share)				$ 1.3
Cofounders [Member] | Restricted Stock Units [Member] | 2023 Stock plan [Member]
Stock Based Compensation [Line Items]
Shares issued pursuant to restricted stock		7,781,951
Weighted average grant-date fair value (in Dollars per share)		$ 0.63
Vesting period		4 years
Cofounders [Member] | Restricted Stock Units [Member] | During 2021 [Member]
Stock Based Compensation [Line Items]
Shares issued pursuant to restricted stock				4,360,419
Vesting period				4 years
Cofounders [Member] | Restricted Stock Units [Member] | During 2024 [Member]
Stock Based Compensation [Line Items]
Shares issued pursuant to restricted stock	7,027,884
Weighted average grant-date fair value (in Dollars per share)	$ 3.36
Vesting period	4 years
Cofounders [Member] | General and Administrative Expense [Member] | Restricted Stock Units [Member] | 2023 Stock plan [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	$ 764,004	$ 468,913
Cofounders [Member] | General and Administrative Expense [Member] | Restricted Stock Units [Member] | During 2024 [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	$ 2,814,234
Board Members [Member]
Stock Based Compensation [Line Items]
Shares granted as restricted stock units	161,378	107,273	1,021,629
Board Members [Member] | Restricted Stock Units [Member] | 2023 Stock plan [Member]
Stock Based Compensation [Line Items]
Shares issued pursuant to restricted stock		522,274
Fair values of common stocks granted (in Dollars per share)		$ 1.29
Weighted average grant-date fair value (in Dollars per share)		$ 0.71
Board Members [Member] | Restricted Stock Units [Member] | During 2024 [Member]
Stock Based Compensation [Line Items]
Shares issued pursuant to restricted stock	161,379
Weighted average grant-date fair value (in Dollars per share)	$ 2.96
Board Members [Member] | General and Administrative Expense [Member] | Restricted Stock Units [Member] | 2023 Stock plan [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	$ 335,933	$ 35,404
Board Members [Member] | General and Administrative Expense [Member] | Restricted Stock Units [Member] | During 2024 [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	$ 15,699
Cofounders One [Member] | Long-Term Incentive Plan [Member]
Stock Based Compensation [Line Items]
Fair values of common stocks granted (in Dollars per share)	$ 2.36
Cofounders Two [Member] | Long-Term Incentive Plan [Member]
Stock Based Compensation [Line Items]
Fair values of common stocks granted (in Dollars per share)	3.09
Cofounders Three [Member] | Long-Term Incentive Plan [Member]
Stock Based Compensation [Line Items]
Fair values of common stocks granted (in Dollars per share)	$ 3.36
Board of Directors [Member]
Stock Based Compensation [Line Items]
Number of common stock reserved for issuance			10,000
Board of Directors [Member]
Stock Based Compensation [Line Items]
Shares issued pursuant to restricted stock	1,178,902
Board of Directors [Member] | General and Administrative Expense [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)	$ 1,516,887
Employees [Member]
Stock Based Compensation [Line Items]
Weighted average grant-date fair value (in Dollars per share)	$ 2.21	$ 3.99	$ 2.99
Total fair value of shares vested (in Dollars)	$ 514,956	$ 352,786	$ 278,933
Employees [Member] | Stock Options [Member]
Stock Based Compensation [Line Items]
Number of shares granted	1,454,248
Total unrecognized compensation cost (in Dollars)	$ 3,590,372	1,322,202	688,145
Weighted-average period	3 years
Consultants [Member] | Stock Options [Member]
Stock Based Compensation [Line Items]
Number of shares granted	76,996
Consultants [Member] | Restricted Stock Units [Member]
Stock Based Compensation [Line Items]
Number of shares granted	4,360,419
Nonemployee [Member]
Stock Based Compensation [Line Items]
Total unrecognized compensation cost (in Dollars)		$ 75,765	$ 116,655